Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Foreign tax rate variances	(8.50%)	(8.20%)	(7.60%)
Tax credits	(4.90%)	(4.50%)	(3.20%)
Change in Valuation Allowances	0.60%	5.30%	(1.10%)
Current year losses with no benefit	5.90%	4.00%	3.20%
Net operating loss carry-forwards	0.00%	(0.10%)	(0.20%)
Changes in tax reserves	(0.10%)	1.10%	0.00%
Cost of double taxation	2.10%	0.60%	0.90%
Earnings of equity investments	(0.40%)	(0.40%)	(0.40%)
Withholding taxes	0.60%	1.00%	1.60%
State taxes, net of federal benefit	0.00%	0.20%	0.30%
Statutory Investment Allowances	0.00%	0.00%	(2.30%)
Antitrust Settlement	0.00%	0.00%	0.90%
Other, net	(0.60%)	(0.80%)	0.30%
Effective income tax rate	29.70%	33.20%	27.40%